Note 1 - Nature of the Business (Details Textual) $ / shares in Units, ¥ in Millions		1 Months Ended						2 Months Ended	12 Months Ended			31 Months Ended
	Jun. 18, 2020 $ / shares shares	Nov. 30, 2020 USD ($) $ / shares shares	Jul. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares	Jul. 31, 2019 USD ($) $ / shares shares	Jul. 03, 2019 USD ($)	Jul. 03, 2019 CNY (¥)	Nov. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) shares
Proceeds from Issuance of Common Stock									$ 0	$ 112,577,000	$ 69,454,000
Investment Agreement Amount | ¥							¥ 100
Proceeds from Noncontrolling Interests									$ 0	$ 80,000	$ 10,083,000
Public Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares		8,625,000		2,219,500	2,058,825			1,908,996
Shares Issued, Price Per Share (in dollars per share) | $ / shares		$ 10.00		$ 13.00	$ 17.00			$ 13.50
Proceeds from Issuance of Common Stock, Net		$ 86,250,000		$ 28,854,000	$ 35,000,000
Proceeds From Noncontrolling Interest								$ 25,771,000
Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	384,615
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 13.00
Proceeds from Issuance of Common Stock, Net			$ 5,000,000
Wanchunbulin [Member]
Investment Agreement Amount						$ 14,537
Proceeds From Noncontrolling Interest, Percent						4.76%	4.76%
Proceeds from Noncontrolling Interests						$ 10,083,000	¥ 70
Jefferies [Member]
Proceeds from Issuance of Common Stock												$ 13,185,000
Stock Issued During Period, Shares, New Issues (in shares) | shares												630,228